UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period____________ to__________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period __________ to__________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period __________ to __________

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported) November 6, 2026

CAN CAPITAL, INC.1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001109591

Central Index Key Number of underwriter (if applicable): N/A

Edward Dietz,

(678) 239-3711

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[1]	CAN Capital, Inc. is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, CCAS 2024-1, LLC.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated October 15, 2026, of CBIZ MHM, LLC obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by CBIZ MHM, LLC pertaining to the issuer’s Series 2026-1 Asset-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAN Capital, Inc.

By:	/s/ Richard G. Irwin
Name: Richard G. Irwin Title: Chief Financial Officer

Date: November 6, 2026

Exhibit 1:	Agreed-upon procedures report, dated October 15, 2026 of CBIZ MHM, LLC